Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Other intangible assets
	2018			2017
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(26)	1	27	(26)	1
Client relationships	43	(20)	23	47	(18)	29
Other	(2)	2	0	5	(3)	2
Total amortizing other intangible assets	68	(44)	24	79	(47)	32
Non-amortizing other intangible assets	195	–	195	191	–	191
of which mortgage servicing rights, at fair value	163	–	163	158	–	158
Total other intangible assets	263	(44)	219	270	(47)	223

Additional information	Additional information
in	2018	2017	2016
Aggregate amortization and impairment (CHF million)
Aggregate amortization	8	7	8
Impairment	1	2	0

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2019	4
2020	3
2021	2
2022	2
2023	2

Bank
Other intangible assets
	2018			2017
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	27	(26)	1	27	(26)	1
Client relationships	43	(20)	23	47	(18)	29
Other	(2)	2	0	5	(3)	2
Total amortizing other intangible assets	68	(44)	24	79	(47)	32
Non-amortizing other intangible assets	195	–	195	191	–	191
of which mortgage servicing rights, at fair value	163	–	163	158	–	158
Total other intangible assets	263	(44)	219	270	(47)	223

Additional information	Additional information
in	2018	2017	2016
Aggregate amortization and impairment (CHF million)
Aggregate amortization	8	7	8
Impairment	1	2	0

Estimated amortization	Estimated amortization
Estimated amortization (CHF million)
2019	4
2020	3
2021	2
2022	2
2023	2